Notes Payable and Warrant Liability	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
NOTES PAYABLE AND WARRANT LIABILITY

NOTE 12—NOTES PAYABLE AND WARRANT LIABILITY

Arvest Loan

On August 25, 2020, the Company entered into a promissory note and security agreement with Arvest Bank for a loan in the principal amount of $3,500,000. As of December 31, 2020, the outstanding balance of this loan is $3,185,369 comprised of principal of $3,283,628, net of unamortized loan costs of $98,259. The Company classified $663,339 as a current liability and the balance as a long-term liability.

The loan matures on August 25, 2025 and bears interest at 3.250% per annum; provided that, upon an event of default, the interest rate shall increase by 6% until paid in full. Pursuant to the terms of the loan agreement, the Company is required to make monthly payments of $63,353 beginning on September 25, 2020 and until the maturity date, at which time all unpaid principal and interest will be due. The Company may prepay the loan in full or in part at any time without penalty. The loan agreement contains customary events of default and affirmative and negative covenants for a loan of this type. The loan is secured by all financial assets credited to the Company's securities account held by Arvest Investments, Inc.

Maturities of the debt are as follows:

For the years ended December 31,
2021	$663,339
2022	685,222
2023	707,826
2024	731,177
2025	496,064
Total	$3,283,628
Less: Loan costs	(98,259)
Total	$3,185,369

Small Business Community Capital II, L.P.

On April 5, 2019, the Company, as borrower, and Holdco entered into a loan and security agreement with Small Business Community Capital II, L.P. ("SBCC") for a term loan in the principal amount of $1,500,000, pursuant to which the Company issued to SBCC a term note in the principal amount of up to $1,500,000 and a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100. As of December 31, 2019, the balance of the note was $999,201.

On August 4, 2020, the Company used a portion of the proceeds from the IPO to repay the term note in full and the loan and security agreement was terminated. The total payoff amount was $1,122,412 consisting of principal of $1,066,640, interest of $11,773 and prepayment, legal, and other fees of $43,999.

The Company classified the warrant as a derivative liability on the balance sheet at June 30, 2020 of $2,250,000 based on the estimated value of the warrant in the IPO. The increase in the value of the warrant from the estimated value of $122,344 at December 31, 2019 resulted in a charge of $2,127,656 during the year ended December 31, 2020. Immediately prior to the closing of the IPO on August 4, 2020, SBCC converted the warrant into 250,000 shares of common stock.